QUARTERLY RESULTS OF OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	4 Months Ended	2 Months Ended	3 Months Ended						4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Dec. 28, 2012 Successor [Member]	Sep. 07, 2012 Predecessor [Member]	Jun. 29, 2012 Predecessor [Member]	Mar. 23, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jul. 01, 2011 Predecessor [Member]	Apr. 01, 2011 Predecessor [Member]	Dec. 28, 2012 Predecessor [Member]	Sep. 07, 2012 Predecessor [Member]	Dec. 30, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Interim Reporting [Line Items]
Net sales	$ 80,901	$ 323,692	$ 404,593	$ 269,349	$ 334,821	$ 313,582	$ 303,039	$ 331,349	$ 317,679	$ 297,417	$ 404,593	$ 917,752	$ 1,249,484	$ 1,086,989
Gross profit	30,300	117,944	148,244	97,055	121,053	115,611	113,051	122,341	116,134	110,941	148,244	333,719	462,467	414,244
Net income (loss) attributable to common stockholders	$ (24,714)	$ (3,730)	$ (28,444)	$ (3,662)	$ 9,021	$ 7,465	$ 8,553	$ 12,382	$ 9,856	$ 6,883		$ 12,824	$ 37,674	$ 27,921